BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Public Tender Offer due to change of control (Details) - Cablevision S.A.	Nov. 01, 2018	Jun. 21, 2018 $ / shares $ / shares
Disclosure of transactions between related parties
Price per share		4.8658
Abstaining term from issuing any decision with respect to the authorization of the PTO	6 months
Class "B"
Disclosure of transactions between related parties
Price per share		110.85